CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 481,712	$ 511,795
Short-term investments	1,139,996	896,044
Trade receivables (net of allowance for credit losses of $13,182 and $16,712 at December 31, 2024 and 2023, respectively)	643,985	585,154
Debt hedge option	0	121,922
Prepaid expenses and other current assets	239,080	197,967
Total current assets	2,504,773	2,312,882
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	212,512	219,332
Property and equipment, net	185,292	174,414
Deferred tax assets	219,232	178,971
Operating lease right-of-use assets	93,083	104,565
Other intangible assets, net	231,346	305,501
Goodwill	1,849,668	1,821,969
Total long-term assets	2,791,133	2,804,752
Total assets	5,295,906	5,117,634
CURRENT LIABILITIES:
Trade payables	110,603	66,036
Deferred revenues and advances from customers	299,367	302,649
Current maturities of operating leases liabilities	12,554	13,747
Debt	458,791	209,229
Accrued expenses and other liabilities	593,109	528,660
Total current liabilities	1,474,424	1,120,321
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	66,289	52,458
Accrued severance pay	20,291	17,078
Deferred tax liabilities	1,965	8,596
Debt	0	457,081
Operating leases	92,258	102,909
Other long-term liabilities	37,516	4,691
Total long-term liabilities	218,319	642,813
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 125,000,000 shares at December 31, 2024 and 2023; Issued: 74,774,827 shares at December 31, 2024 and 2023; Outstanding: 63,249,843 and 62,870,669 shares at December 31, 2024 and 2023, respectively	18,961	18,961
Additional paid-in capital	2,278,672	2,123,487
Treasury shares at cost – 11,524,984 and 11,904,158 Ordinary shares at December 31, 2024 and 2023, respectively	(1,339,218)	(1,005,104)
Accumulated other comprehensive loss	(71,070)	(59,110)
Retained earnings	2,702,397	2,262,898
Total attributable to NICE Ltd.'s shareholders	3,589,742	3,341,132
Non-controlling interests	13,421	13,368
Total shareholders' equity	3,603,163	3,354,500
Total liabilities and shareholders' equity	$ 5,295,906	$ 5,117,634